Employee benefit plans (Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Japan
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	¥ (59,714)	¥ (102,734)	¥ 39,852
Recognized net actuarial loss	8,356	6,927	7,462
Prior service costs	988	1,067	58
Amortization of prior service costs	(4,346)	(3,904)	(4,226)
Amortization of net transition obligation	0	0	0
Other	2,782	4,610	(7,979)
Total recognized in other comprehensive income (loss)	(51,934)	(94,034)	35,167
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(26,717)	13,952	(17,163)
Recognized net actuarial loss	4,255	7,102	5,452
Prior service costs	(3,308)	(13)	12
Amortization of prior service costs	142	219	313
Amortization of net transition obligation	0	0	0
Other	(3,211)	7,289	9,004
Total recognized in other comprehensive income (loss)	¥ (28,839)	¥ 28,549	¥ (2,382)